Ally Master Owner Trust
Monthly Servicing Report
September 16, 2019

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of August 31, 2019

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$9,440,168,208.83	225,514	$41,860.67	87.23%
Used Auto	$550,175,542.04	28,788	$19,111.28	5.08%
Medium Duty Trucks	$12,969,559.07	299	$43,376.45	0.12%
Less Dealer Reserve	$1,212,449,126.34
Total	$8,790,864,183.60	254,601		92.43%

Ally Bank Retained Receivables
New Auto	$56,586,419.91	1,391	$40,680.39	0.52%
Used Auto	$725,649,963.53	31,873	$22,766.92	6.71%
Medium Duty Trucks	$248,962.00	4	$62,240.50	0.00%
DPP	$31,059,737.29	978	$31,758.42	0.29%
Other	$5,604,755.00	46	$121,842.50	0.05%
Total	$819,149,837.73	34,292		7.57%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$9,610,014,021.33	288,893		100.00%
Dealer Reserve	$1,212,449,126.34
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$10,822,463,147.67	288,893		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$8,130,755,723.00	939	75.13%
Limited	Eligible	$1,863,391,111.04	219	17.22%
Programmed	Eligible	$9,136,055.39	3	0.08%
No-Credit	Eligible	$30,420.51	1	0.00%
Satisfactory	Ineligible	$572,127,901.23	N/A	5.29%
Limited	Ineligible	$244,288,512.13	N/A	2.26%
Programmed	Ineligible	$2,191,166.40	N/A	0.02%
No-Credit	Ineligible	$542,257.97	N/A	0.01%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$10,822,463,147.67	1,162	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$7,829,606,262.69	214,130	72.35%
121-180 Days		$1,295,650,283.44	31,921	11.97%
181-270 Days		$862,465,554.73	21,680	7.97%
Over 270 Days		$834,741,046.81	21,163	7.71%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$10,822,463,147.67	288,894	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,182	21,409,453	72.90%
L…………………………………....	1,059	7,815,076	26.61%
P……………………………………	77	102,156	0.35%
N …………………………………..	24	39,759	0.14%
Total ……………………………….	4,342	29,366,444	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,188	21,535,473	74.37%
L…………………………………....	1,063	7,251,079	25.04%
P……………………………………	70	131,942	0.46%
N …………………………………..	25	37,180	0.13%
Total ……………………………….	4,346	28,955,674	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,224	22,122,981	74.84%
L…………………………………....	1,055	7,310,996	24.73%
P……………………………………	61	98,141	0.33%
N …………………………………..	20	29,717	0.10%
Total ……………………………….	4,360	29,561,835	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.